Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

NOTE 16 – INCOME TAXES

The entities within the Company file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is a tax-exempt entity incorporated in Cayman Islands.

Hong Kong

HiTek Hong Kong Limited was incorporated in Hong Kong and does not conduct any substantial operations. No provision for Hong Kong profits tax has been made in the consolidated financial statements as HiTek Hong Kong Limited has no assessable profits for the years ended December 31, 2025, 2024 and 2023.

PRC

The Company’s PRC operating subsidiary and VIEs, being incorporated in the PRC, are governed by the income tax law of the PRC and are subject to PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises. From January 1, 2022 to December 31, 2024, if a small profit-making enterprise had annual taxable income less than or equal to RMB 1 million, only 12.5% of its annual taxable income will be subject to income tax at a reduced rate of 20%; for those with annual taxable income more than RMB 1 million but did not exceed RMB 3 million, 25% of their annual taxable income will be subject to income tax at a reduced rate of 20%. In March 2023, on the basis of the previous preferential policy, State Administration of Taxation and Ministry of Finance issued a notice stating that, from January 1, 2023 to December 31, 2024, for those with annual taxable income less than or equal to RMB 1 million, 25% of their annual taxable income will be subject to income tax at the same reduced rate of 20%. In August 2023, State Administration of Taxation and Ministry of Finance issued a notice stating that the above preferential policies were extended to December 31, 2027.

The Company’s (loss) income before income taxes includes the following for the years ended December 31.

	2025	2024	2023

Non-PRC operations	$350,573	$(781,182)	$(176,949)
PRC operations	(221,866)	(75,761)	1,771,475
Total income (loss) before income taxes	$128,707	$(856,943)	$1,594,526

Income tax expense was comprised of the following for the years ended December 31.

	2025	2024	2023

Current tax expense	$-	$-	$207,553
Deferred tax (benefit) expense	(51,435)	39,747	339,332
Total income tax (benefit) expense	$(51,435)	$39,747	$546,885

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount at December 31, 2025 and 2024 are as follows.

	2025	2024

Deferred tax assets
Net operating loss	$60,681	$87,285
Deferred revenue	17,230	13,496
Unbilled cost	461,325	441,973
Unbilled interest	38,288	36,682
Depreciation	9,373	5,586
Software amortization	287,015	224,254
Allowance for expected credit losses	232,109	106,569
Inventories obsolescence	(6,590)	(6,408)
Unrealized losses on trading securities	1,787	1,712
Accrued bonus	45,595	43,682
Other	48,569	46,771
Total deferred tax assets	1,195,463	1,001,602
Valuation allowance	(15,529)	(14,878)
Total deferred tax assets, net	1,179,934	986,724
Deferred tax liabilities
Unbilled revenue	(2,264,589)	(2,188,848)
Unbilled interest income	(420,187)	(318,899)
Deferred government subsidy	(42,293)	(40,519)
Unrealized gain on short-term investment	(60,877)	(25,575)
Other	(8,041)	(11,792)
Total deferred tax liabilities	(2,795,987)	(2,585,633)
Deferred tax liabilities, net	$(1,616,053)	$(1,598,909)

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the years ended December 31.

	2025		2024		2023
PRC statutory tax rate	$32,177	25%	$(214,236)	25.0%	$398,632	25.0%
Effect of non-PRC entities not subject to PRC tax	(87,643)	(68.1)%	195,296	(22.8)%	44,292	2.8%
Effect of deregistration of a subsidiary	-	-%	16,535	(1.9)%	-	-%
Permanent difference	1,785	1.4%	39,358	(4.6)%	-	-%
Tax holiday effect	2,246	1.7%	2,794	(0.3)%	103,961	6.5%
Income tax expense and effective income tax rate	$(51,435)	(40.0)%	$39,747	(4.6)%	$546,885	34.3%

Uncertain Tax Positions

The Company had no significant unrecognized uncertain tax positions or unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of December 31, 2025 and 2024.